Schedule of analysis of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxDisclosureLineItems [Line Items]
Deferred income tax assets		$ 168,205	$ 221,580
Deferred income tax liabilities		208,583	218,392
Total		(40,378)	3,188	$ (48,212)	$ 104,746
Balace of tax losses		11,996
Unused tax losses [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits	[1]	116,284	108,767
Unrealised foreign exchange gains (losses) [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits			33,123
Other environment related provision [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		13,923	16,611
Provision for decommissioning, restoration and rehabilitation costs [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		17,698	20,507
Temporary differences tax civil and labor provisions [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		7,797	7,162
Miscellaneous other provisions [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		8,613	9,825
Temporary differences provision for inventory losses [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		7,224	6,813
Temporary differences provision for employee benefits [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		7,138	5,299
Derivatives [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		506	3,056
Other temporary differences [member]
IncomeTaxDisclosureLineItems [Line Items]
Tax credits		7,039	6,513
Tax debits		$ (3,951)	$ (6,444)

[1]	As a result of adopting Complementary Law No. 160/2017, as described in note 9, there was also an increase in the amount of USD 11,996 in the balance of tax losses for the year, amount which is included in the tax credits on net operating losses.